Receivables and Payables (Details Narrative) ₪ in Thousands	12 Months Ended
Dec. 31, 2022 ILS (₪)
Trade and other receivables [abstract]
Debts and loans	₪ 46,000
Provision for an impairment	11,729
Repayment of loans	₪ 21,000